Summary of Significant Accounting Policies - Schedule of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash and cash equivalents	$ 452.6	$ 558.4	$ 502.8	$ 369.7
Restricted cash	9.6	10.3	15.6	69.3
Cash, cash equivalents and restricted cash	462.2	568.7	518.4	$ 439.0
Restatement Adjustment [Member] | Accounting Standards Update 2016-18 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net Cash Provided by (Used in) Investing Activities	$ 0.7	$ 6.1	$ 53.7